Post-retirement pension and other defined benefit schemes - Change in fair value of scheme assets (Details) - Scheme assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement
Beginning of year	$ 6,479	$ 7,030
Interest income on scheme assets	262	300
Expenses	(5)	(11)
Actuarial gains/(losses)	(315)	(65)
Exchange and other adjustments	(185)	329
Employer contributions	166	188
Participant contributions	13	12
Benefits paid	(451)	(463)
Settlements	(116)	(841)
End of year	5,848	6,479
Actual return on the plan assets	(53)	235
UK defined benefit plans
Movement
Beginning of year	4,759	4,573
Interest income on scheme assets	214	229
Expenses	(5)	(9)
Actuarial gains/(losses)	(370)	(59)
Exchange and other adjustments	(67)	262
Employer contributions	66	65
Participant contributions	1	1
Benefits paid	(323)	(303)
End of year	4,275	4,759
UNITED STATES
Movement
Beginning of year	160	1,008
Interest income on scheme assets		22
Expenses		(1)
Actuarial gains/(losses)		2
Exchange and other adjustments		(1)
Employer contributions		35
Participant contributions		4
Benefits paid		(68)
Settlements		(841)
End of year		160
SWEDEN
Movement
Beginning of year	1,068	946
Interest income on scheme assets	33	38
Actuarial gains/(losses)	55	37
Exchange and other adjustments	(98)	48
Employer contributions	50	46
Benefits paid	(52)	(47)
End of year	1,056	1,068
Rest of Group
Movement
Beginning of year	652
Interest income on scheme assets	15
Exchange and other adjustments	(20)
Employer contributions	50
Participant contributions	12
Benefits paid	(76)
Settlements	(116)
End of year	517	652
Rest of group (prior to 2024 disaggregation)
Movement
Beginning of year	$ 492	503
Interest income on scheme assets		11
Expenses		(1)
Actuarial gains/(losses)		(45)
Exchange and other adjustments		20
Employer contributions		42
Participant contributions		7
Benefits paid		(45)
End of year		$ 492